Financial instruments – risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of consolidated derivative financial instruments

	2025 £’000	2024 £’000	2023 £’000
Cash and cash equivalents	8,534	1,669	5,971
Trade receivables	35	11	–
Other receivables	64	131	282
Total financial assets	8,633	1,811	6,253

Financial liabilities – amortised cost

	2025 £’000	2024 £’000	2023 £’000
Trade payables	97	707	314
Other payables	17	6	7
Accruals	1,860	1,273	857
Deferred consideration	1,208	1,844	–
Borrowings	61	727	464
Total financial liabilities – amortised cost	3,243	4,557	1,642

Financial liabilities – fair value through profit and loss – current

	2025 £’000	2024 £’000	2023 £’000
Equity settled derivative financial liability	2,915	383	4,160

Schedule of consolidated financial assets and liabilities at fair value

Financial liabilities	Fair value as at 31/12/2025	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series L warrants	£2,914,000	Level 3	Black-Scholes Model	Volatility rate of 110.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.97 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.73% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series J warrants	£1,000	Level 3	Black-Scholes Model	Volatility rate of 115.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.56 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.60% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series G warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 115.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.59% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series E warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 115.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 2.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.55% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 120.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 2.47 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.51% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£2,915,000

Financial liabilities	Fair value as at 31/12/2024	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series K warrants	£ –	Level 3	Black-Scholes Model	Volatility rate of 75.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.51 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.24% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series J warrants	£231,000	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.56 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.36% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series H warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 75.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.39 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.29% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series G warrants	£102,000	Level 3	Black-Scholes Model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.39 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.35% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series E warrants	£47,000	Level 3	Black-Scholes Model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.32% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£2,000	Level 3	Black-Scholes Model	Volatility rate of 110.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.47 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.30% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – May 2020 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.89 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.18% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – October 2019 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 80.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.48 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.24% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£383,000

Financial liabilities	Fair value as at 31/12/2023	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series E warrants	£2,592,000	Level 3	Black-Scholes Model	Volatility rate of 90.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.79% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series F warrants	£1,444,000	Level 3	Black-Scholes Model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.84% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£124,000	Level 3	Black-Scholes Model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.40 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.93% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – May 2020 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 1.88 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.23% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – October 2019 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 1.50 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.51% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£4,160,000

Schedule of foreign exchange risk

	2025 £’000	2024 £’000	2023 £’000
Cash and cash equivalents:
Pounds Sterling	97	212	2,244
US Dollar	8,436	1,457	3,727
Other	1	–	–
Total	8,534	1,669	5,971

Schedule of foreign currency exchange rates

Year ended 31 December 2025	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	1,068	–	–
Total equity	1,068	–	–

Year ended 31 December 2024	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	146	–	(1)
Total equity	146	–	(1)

Year ended 31 December 2023	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	373	2	–
Total equity	373	2	–

Schedule of contractual maturities of financial liabilities

2025	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,974	–	–	–	–
Deferred considerations	166	497	662	–	–
Promissory note	–	–	–	–	–
Lease liabilities	48	16		–	–
Total	2,188	513	662	–	–

2024	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,986	–	–	–	–
Deferred considerations	178	533	711	711	–
Promissory note	–	479	–	–	–
Lease liabilities	47	142	111	–	–
Total	2,211	1,154	822	711	–

2023	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,178	–	–	–	–
Lease liabilities	47	141	189	112	–
Total	1,225	141	189	112	–